Inventories - Schedule of inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	€ 28,086	€ 35,379
Work in progress	36,832	38,094
Finished goods	19,493	12,968
Purchased goods (third party products)	4,762	3,626
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	89,173	90,067
Less: write-down provision	(35,510)	(45,601)
INVENTORIES	€ 53,663	€ 44,466